Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 42,970	$ 10,172	$ 165	$ 11,916	$ 20,127	$ 590
Balance (in Shares) at Dec. 31, 2010	1,652,122	10,500	1,652
Net loss	(560)				(560)
Other comprehensive income						875
Reclassification adjustment for net realized losses on securities available-for-sale included in earnings, net of tax						33
Accretion of preferred stock discount		54			(54)
Amortization of preferred stock premium		(5)			5
Proceeds from stock purchase plans			0	13
Proceeds from stock purchase plans (in Shares)			1
Preferred stock					(68)
Preferred stock					(204)
Stock-based compensation	11			11
Balance at Jun. 30, 2011	$ 43,070
Balance (in Shares) at Jun. 30, 2011	1,652,983